Financial instruments - Fair values and risk management - Tanker market risk scenario (Details) - Market risk - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, reasonably possible change in risk variable, amount	$ 1,000	$ 1,000	$ 1,000
Increase in risk variable, impact on profit (loss)	20,252,000	21,348,000	21,270,000
Decrease in risk variable, impact on profit (loss)	$ (20,252,000)	$ (21,348,000)	$ (21,270,000)